PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 52,377,435	$ 50,779,417	$ 40,499,414
Less accumulated depreciation and amortization	(24,653,063)	(24,957,277)	(24,273,246)
Property and equipment-net	27,724,372	25,822,140	16,226,168
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	930,335	930,335	930,335
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	1,747,586	1,747,586	1,738,763
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	8,548,164	7,917,007	4,313,653
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	15,427,274	13,828,965	11,225,376
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	24,980,848	25,608,991	21,534,675
Automobiles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 743,227	$ 746,533	$ 756,612